PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2012 Website-related equipment CNY	Dec. 31, 2011 Website-related equipment CNY	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, equipment and software
Original value					892,430,743	535,764,434	232,200,943	188,512,304	107,209,531	95,780,509	58,079,451	51,239,235	43,782,203	39,694,337	28,866,215	15,719,512	81,050,521	1,764,477
Less: accumulated depreciation and amortization		(319,682,416)	(244,570,938)
Total net book value	180,404,358	1,123,937,191	683,903,870
Depreciation	$ 14,199,260	88,462,807	78,809,867	62,929,541